Fair Value Measurements	12 Months Ended
Mar. 31, 2025
Fair Value Measurements [Abstract]
Fair value measurements
24.	Fair value measurements

The Company measured its short-term investments, available-for-sale investments, equity securities with readily determinable fair values and derivative liabilities at fair value on a recurring basis. Equity securities classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered on NYSE American. Short-term investments classified within Level 2 are valued using directly or indirectly observable inputs in the marketplace. As the Company’s available-for-sale investments and derivative liabilities are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of available-for-sale investments and derivative liabilities. These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended March 31, 2023, 2024, and 2025.

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of March 31, 2024 and 2025:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2024	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB

Assets:
Available-for-sale investments	58,465	-	-	58,465
Equity securities with readily determinable fair values	39	39	-	-
Total assets	58,504	39	-	58,465

Liabilities:
Derivative liabilities	5,721	-	-	5,721

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2025	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB

Assets:
Short-term investments	4,000	-	4,000	-
Available-for-sale investments	59,624	-	-	59,624
Equity securities with readily determinable fair values	12	12	-	-
Total assets	63,636	12	4,000	59,624

Liabilities:
Derivative liabilities	5	-	-	5

The roll forward of major Level 3 investments are as following:

	Derivative liabilities	Available- for-sale investments
Fair value of Level 3 investments as at March 31, 2022	9,086	74,866
Reclassification of forward exchange contracts	(651)	-
Unrealized fair value change of the derivative liabilities	2,266	-
Unrealized fair value change of the available-for-sale investments	-	(6,427)
Disposal of available-for-sale investments	-	(428)
Fair value of Level 3 investments as at March 31, 2023	10,701	68,011
Reclassification of forward exchange contracts	(6,014)	-
Unrealized fair value change of the derivative liabilities	1,034	-
Unrealized fair value change of the available-for-sale investments	-	(3,546)
Disposal of available-for-sale investments	-	(6,000)
Fair value of Level 3 investments as at March 31, 2024	5,721	58,465
Unrealized fair value change of the derivative liabilities	(5,716)	-
Unrealized fair value change of the available-for-sale investments	-	1,159
Fair value of Level 3 investments as at March 31, 2025	5	59,624

The Company determined the fair value of their investments by using equity allocation model, market approach and binomial model. The determination of the fair value was based on estimates, judgments and information of other comparable public companies. The significant unobservable inputs adopted in the valuation as of March 31, 2024 and 2025:

	As of March 31,	As of March 31,
	2024	2025

Implied price to sales after discount for lack of marketability	0.95x	0.77x
Weighted average cost of capital	n.a.	n.a.
Lack of marketability discount	20%,28%,32%	20%,24%,31%
Risk-free rate	1.87%,2.08%,2.17%	1.56%,1.60%,1.65%
Expected volatility	41.55%,43.47%,45.49%	43.70%,40.97%,42.40%
Probability	Liquidation scenario: 40%,35% Redemption scenario: 40%,35% IPO scenario: 20%,30%	Liquidation scenario: 40%,35% Redemption scenario: 40%,35% IPO scenario: 20%,30%

The significant unobservable inputs used in the fair value measurement of the fair value of the investments include weighted average cost of capital, implied price to sales after discount for lack of marketability, lack of marketability discount, risk-free rate, expected volatility and probabilities of different scenarios. Significant increases in lack of marketability discount and risk-free rate would result in a significantly lower fair value measurement. Significant decreases in expected volatility would result in a significantly lower fair value measurement. If the probabilities of redemption and liquidation scenarios are assumed to keep equal, significant increases in the probability of IPO scenario would result in a significantly lower fair value measurement.

The Company determined the fair value of their derivative liabilities by using binominal model. The determination of the fair value was based on estimates, judgments and information of other comparable public companies. The significant unobservable inputs adopted in the valuation as of March 31, 2024 and 2025 are as follows:

	As of March 31,	As of March 31,
	2024	2025

Spot price (US$)	5.90	1.64
Risk-free rate	4.91%	4.03%
Expected volatility	58.28%	69.30%
Expected expiry years (in years)	1.60	0.56

The significant unobservable inputs used in the fair value measurement of the derivative liabilities include spot price, risk-free rate, expected volatility and expected expiry years. Significant decreases in spot price, risk-free rate, expected volatility and expected expiry years would result in a significantly lower fair value measurement.